ORGANIZATION AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue, Initial Application Period Cumulative Effect Transition [Table Text Block]
Effects of adoption of ASU 2014-09 are as follows:

	At January 1, 2018:
	Prior to adoption of ASU 2014-09	Subsequent to adoption of ASU 2014-09	Change
Accumulated deficit	$(39,425,900)	$(39,345,747)	$(80,153)
Deferred commission cost	$-	$80,153	$80,153

Schedule of Cumulative Effect Ajustment to Statement of Financial Position [Table Text Block]
Effects of adoption of ASU 2017-11 modified retrospective are as follows:

	At January 1, 2018:
	Prior to adoption of ASU 2014-09	Subsequent to adoption of ASU 2014-09	Change
Derivative liabilities	$2,984,010	$-	$(2,984,010)
Additional paid in capital	40,120,293	40,881,783	761,490
Accumulated deficit	$(39,425,900)	$(37,203,380)	$2,222,520

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities excluded from the computation of basic and diluted net earnings (loss) per share are as follows:

	June 30, 2018	June 30, 2017
Preferred stock	277,371	404,492
Options to purchase common stock	1,062,609	1,007,083
Warrants to purchase common stock	1,766,122	2,524,922
Restricted stock units	194,672	103,339
Totals	3,300,774	4,039,836

Potentially dilutive securities excluded from the computation of basic and diluted net earnings (loss) per share are as follows:

	2017	2016
Preferred stock	284,360	364,881
Options to purchase common stock	1,003,836	1,029,249
Warrants to purchase common stock	1,919,906	2,537,322
Restricted stock units	156,340	50,105
Totals	3,364,442	3,981,557

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of June 30, 2018 and December 31, 2017:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, June 30, 2018	$2,400	Level 1
Marketable securities, December 31, 2017	$750	Level 1

Liabilities
Derivative Liability, June 30, 2018	$-	Level 3
Derivative Liability, December 31, 2017	$2,984,010	Level 3

The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2017 and 2016:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, December 31, 2017	$750	Level 1
Marketable securities, December 31, 2016	$1,200	Level 1

Liabilities
Derivative Liability , December 31, 2017	$2,984,010	Level 3
Derivative Liability , December 31, 2016	$3,478,626	Level 3